Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021 [1]	Dec. 31, 2020		Dec. 31, 2019
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax	£ 5,418	£ 3,075		£ 3,112
Adjustment for non-cash items:
Credit impairment (releases)/charges	(277)	3,377		1,202
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	683	441		459
Other provisions, including pensions	85	634		417
Net loss/(profit) on disposal of investments and property, plant and equipment	12	(119)		(84)
Other non-cash movements including exchange rate movements	1,968	(2,362)		(742)
Changes in operating assets and liabilities
Net decrease/(increase) in cash collateral and settlement balances	3,633	4,098		(5,762)
Net (increase)/decrease in loans and advances at amortised cost	(7,190)	7,142		3,937
Net decrease/(increase) in reverse repurchase agreements and other similar secured lending	5,804	(7,250)		(118)
Net increase in deposits at amortised cost	18,132	31,148		14,544
Net increase/(decrease) in debt securities in issue	18,965	(4,113)		(5,762)
Net increase/(decrease) in repurchase agreements and other similar secured borrowing	2,326	8,411		(5,346)
Net (increase)/decrease in derivative financial instruments	(3,655)	(1,604)		2,390
Net increase in trading portfolio assets	(19,207)	(14,327)		(9,299)
Net increase/(decrease) in trading portfolio liabilities	7,152	10,927		(1,402)
Net (increase)/decrease in financial assets and liabilities at fair value through the income statement	(14,960)	2,889		2,485
Net increase in other assets	(2,235)	(93)		(44)
Net increase/(decrease) in other liabilities	2,082	13		(991)
Corporate income tax (paid)/received	(1,239)	(12)		894
Net cash from operating activities	17,497	42,275		(110)
Net cash from investing activities
Purchase of debt securities at amortised cost	(6,931)	(7,890)		(8,565)
Proceeds from sale or redemption of debt securities at amortised cost	2,424	3,527		1,305
Purchase of financial assets at fair value through other comprehensive income	(44,058)	(57,640)		(67,056)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income	47,601	53,367		67,743
Purchase of property, plant and equipment and intangibles	(758)	(303)		(610)
Disposal of subsidiaries and associates, net of cash disposed	65	736		617
Other cash flows associated with investing activities	4	11		95
Net cash from investing activities	(1,653)	(8,192)		(6,471)
Net cash from financing activities
Dividends paid and other coupon payments on equity instruments	(1,452)	(982)		(934)
Issuance of subordinated liabilities	9,099	3,856		6,785
Redemption of subordinated liabilities	(7,241)	(4,746)		(6,574)
Issue of shares and other equity instruments	1,072	1,134		2,292
Repurchase of shares and other equity instruments	0	(903)		(1,970)
Vesting of employee share schemes	(356)	(300)		(349)
Net cash from financing activities	1,122	(1,941)		(750)
Effect of exchange rates on cash and cash equivalents	(4,231)	1,669		(3,345)
Net increase/(decrease) in cash and cash equivalents	12,735	33,811		(10,676)
Cash and cash equivalents at beginning of year	173,125	139,314		149,990
Cash and cash equivalents at end of year	185,860	173,125	[1]	139,314
Cash and cash equivalents comprise:
Cash and balances at central banks	169,085	155,902		125,940
Loans and advances to banks with original maturity less than three months	6,473	7,281		8,158
Cash collateral balances with central banks with original maturity less than three months	9,690	9,086		4,736
Treasury and other eligible bills with original maturity less than three months	612	856		480
Cash and cash equivalents	£ 185,860	£ 173,125	[1]	£ 139,314

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.